Short-term Loans and Long-term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Loans and Long-term Loans
Schedule of long term debt

Short-term loans and long-term loans consisted of the following:

	Interest
	rate per	December 31, 2021		December 31, 2020
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- June 18, 2020 to June 15, 2021	6.5%	—	—	15,000
- July 15, 2020 to July 9, 2021	6.5%	—	—	20,000
- July 9, 2020 to July 9, 2021	6.5%	—	—	30,000
- June 17, 2021 to June 16, 2022	6.5%	15,000	2,354	—
- July 16, 2021 to July 16, 2022	6.5%	20,000	3,138
- July 13, 2021 to July 12, 2022	6.5%	30,000	4,708

Schedule of bank loans outstanding

	December 31, 2021		December 31, 2020	December 31, 2019
Secured by:	RMB	US$	RMB	RMB
Property, plant, and equipment, Land-use right	65,000	10,200	65,000	65,000
Guarantee company	0	0	—	—
	65,000	10,200	65,000	65,000